Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 894,329	¥ 869,355
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 402,390	¥ 377,004